Capital Disclosure of cash flow statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Cash flows from (used in) operating activities	$ 1,001	$ 702	$ 849
Increase (decrease) in cash flow from (used in) operating activities	299
Change in non-cash operating working capital balances	(174)	(89)	(121)
Increase (decrease) in non cash working capital	(85)
Cash flow from operations before changes in working capital	827	613	728
Increase (decrease) in cash flow from operations before changes in working capital	214
Distributions paid to subsidiaries’ non-controlling interests	156	97	106
Increase (decrease) in dividends paid to non controlling interests	(59)
Property, plant and equipment expenditures	480	486	417
Increase (decrease) in property, plant and equipment expenditure	6
Net inflows (outflows) of cash	104	(56)
Increase (decrease) in net inflows (outflows) of cash	160
Credit facilities | Committed credit facilities
Disclosure of classes of share capital [line items]
Undrawn borrowing capacity under line of credit	1,300	1,500
Common shares
Disclosure of classes of share capital [line items]
Dividends paid	48	47	45
Increase (decrease) in dividends paid	(1)
Preferred shares
Disclosure of classes of share capital [line items]
Dividends paid	39	$ 39	$ 40
Increase (decrease) in dividends paid	$ 0